JPC
Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 148.0% (97.5% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 68.1% (44.9% of Total Investments)
	Automobiles – 1.7%
$8,645	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	$6,875,412
9,100	General Motors Financial Co Inc	6.500%	N/A (3)	BB+	7,371,000
	Total Automobiles				14,246,412
	Banks – 33.8%
2,035	Bank of America Corp	6.300%	N/A (3)	BBB	2,213,907
1,585	Bank of America Corp	6.100%	N/A (3)	BBB	1,677,881
4,415	Bank of America Corp	6.250%	N/A (3)	BBB	4,601,313
30,120	Bank of America Corp, (4)	6.500%	N/A (3)	BBB	32,077,800
2,540	Barclays Bank PLC, 144A	10.179%	6/12/21	BBB+	2,721,099
13,725	CIT Group Inc, (5)	5.800%	N/A (3)	Ba3	10,769,871
10,191	Citigroup Inc	5.950%	N/A (3)	BBB-	10,268,554
8,035	Citigroup Inc	6.300%	N/A (3)	BBB-	7,934,563
16,220	Citigroup Inc, (4), (5)	6.250%	N/A (3)	BBB-	17,355,400
7,365	Citigroup Inc	5.000%	N/A (3)	BBB-	6,697,031
4,159	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (4), (6)	5.333%	N/A (3)	BB+	3,514,355
3,455	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	3,264,975
3,150	CoBank ACB, 144A, (4)	6.250%	N/A (3)	BBB+	3,165,750
1,180	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	1,302,746
7,050	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	7,332,000
2,314	HSBC Capital Funding Dollar 1 LP, 144A, (5)	10.176%	N/A (3)	Baa2	3,494,140
3,025	Huntington Bancshares Inc/OH, (4)	5.700%	N/A (3)	Baa3	2,662,000
32,895	JPMorgan Chase & Co, (4), (5)	6.750%	N/A (3)	BBB+	35,315,414
2,885	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.800% spread), (6)	4.487%	N/A (3)	BBB+	2,738,947
7,585	JPMorgan Chase & Co, (5)	5.000%	N/A (3)	BBB+	7,054,050
1,460	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	1,496,500
2,850	KeyCorp	5.000%	N/A (3)	Baa3	2,622,000
14,110	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	15,853,827
6,970	M&T Bank Corp, (4)	6.450%	N/A (3)	Baa2	7,248,800
1,765	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,779,702
23,527	PNC Financial Services Group Inc, (4), (5)	6.750%	N/A (3)	Baa2	23,865,318
2,767	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	2,814,260

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$3,528	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BBB-	$4,863,701
3,250	Truist Financial Corp	5.050%	N/A (3)	Baa2	3,053,993
12,955	Truist Financial Corp, (5)	4.800%	N/A (3)	Baa2	12,111,111
1,600	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (6)	2.366%	N/A (3)	A3	1,256,000
5,035	Wachovia Capital Trust III, (3-Month LIBOR reference rate + 0.930% spread), (6)	5.570%	N/A (3)	Baa2	5,001,668
1,385	Wells Fargo & Co	7.950%	11/15/29	Baa1	1,777,799
21,519	Wells Fargo & Co, (5)	5.875%	N/A (3)	Baa2	22,971,532
2,770	Wells Fargo & Co	5.900%	N/A (3)	Baa2	2,811,550
1,105	Zions Bancorp NA	5.800%	N/A (3)	BB+	972,400
11,196	Zions Bancorp NA, (5)	7.200%	N/A (3)	BB+	10,953,679
	Total Banks				287,615,636
	Capital Markets – 3.8%
4,325	Charles Schwab Corp	7.000%	N/A (3)	BBB	4,508,813
8,920	Charles Schwab Corp	5.375%	N/A (3)	BBB	9,254,500
5,315	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (6)	4.370%	N/A (3)	BBB-	4,936,306
4,711	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	4,793,443
6,074	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	6,172,702
2,815	Morgan Stanley, (4)	5.550%	N/A (3)	BBB-	2,589,800
	Total Capital Markets				32,255,564
	Commercial Services & Supplies – 0.5%
5,435	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	3,967,550
	Consumer Finance – 0.9%
6,845	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4), (6)	4.150%	N/A (3)	Baa3	5,715,575
2,540	Discover Financial Services	5.500%	N/A (3)	Ba2	2,148,510
	Total Consumer Finance				7,864,085
	Diversified Financial Services – 2.8%
13,700	Compeer Financial ACA, 144A, (4)	6.750%	N/A (3)	BB+	13,700,000
10,546	Voya Financial Inc, (4)	6.125%	N/A (3)	BBB-	10,440,540
	Total Diversified Financial Services				24,140,540
	Electric Utilities – 3.8%
2,345	Electricite de France SA, 144A, (4)	5.250%	N/A (3)	BBB	2,303,963
20,925	Emera Inc, (4), (5)	6.750%	6/15/76	BB+	22,117,830

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$7,475	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	$7,636,137
	Total Electric Utilities				32,057,930
	Equity Real Estate Investment Trust – 0.5%
4,505	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	BB+	4,518,418
	Food Products – 4.7%
2,245	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	1,852,125
3,980	Land O' Lakes Inc, 144A, (4)	7.250%	N/A (3)	BB	3,751,150
29,840	Land O' Lakes Inc, 144A, (4)	8.000%	N/A (3)	BB	27,751,200
7,035	Land O' Lakes Inc, 144A, (4)	7.000%	N/A (3)	BB	6,296,325
	Total Food Products				39,650,800
	Independent Power & Renewable Electricity Producers – 0.5%
1,350	AES Gener SA, 144A, (4)	7.125%	3/26/79	BB	1,285,858
2,775	AES Gener SA, 144A	6.350%	10/07/79	BB	2,587,715
	Total Independent Power & Renewable Electricity Producers				3,873,573
	Industrial Conglomerates – 1.3%
13,573	General Electric Co, (5)	5.000%	N/A (3)	BBB-	11,168,679
	Insurance – 11.0%
2,240	Aegon NV	5.500%	4/11/48	Baa1	2,305,878
1,850	American International Group Inc, (4)	5.750%	4/01/48	Baa2	1,879,174
9,384	Assurant Inc, (5)	7.000%	3/27/48	BB+	9,196,320
13,994	Assured Guaranty Municipal Holdings Inc, 144A, (4)	6.400%	12/15/66	BBB+	12,314,720
2,115	AXIS Specialty Finance LLC, (4)	4.900%	1/15/40	BBB	1,850,625
7,117	Liberty Mutual Group Inc, 144A, (4)	7.800%	3/15/37	Baa3	7,793,115
9,335	MetLife Capital Trust IV, 144A, (4)	7.875%	12/15/37	BBB	11,575,400
4,195	MetLife Inc, 144A, (4)	9.250%	4/08/38	BBB	5,537,400
1,780	MetLife Inc	5.875%	N/A (3)	BBB	1,833,400
575	Nationwide Financial Services Capital Trust, (4)	7.899%	3/01/37	Baa2	649,750
9,550	Nationwide Financial Services Inc, (4)	6.750%	5/15/37	Baa2	10,606,910
5,065	Provident Financing Trust I, (5)	7.405%	3/15/38	Baa3	5,571,500
11,910	QBE Insurance Group Ltd, 144A, (5)	7.500%	11/24/43	Baa1	12,833,025
1,740	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,890,075
10,200	SBL Holdings Inc, 144A, (5)	7.000%	N/A (3)	BB	6,604,500
1,345	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	1,466,217
	Total Insurance				93,908,009
	Metals & Mining – 0.4%
2,630	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	2,656,300

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$790	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	$882,825
	Total Metals & Mining				3,539,125
	Multi-Utilities – 1.0%
5,840	CenterPoint Energy Inc, (5)	6.125%	N/A (3)	BBB-	5,329,000
3,235	NiSource Inc	5.650%	N/A (3)	BBB-	2,976,200
	Total Multi-Utilities				8,305,200
	Oil, Gas & Consumable Fuels – 0.3%
1,225	MPLX LP	6.875%	N/A (3)	BB+	880,799
1,400	Transcanada Trust	5.500%	9/15/79	BBB	1,316,000
	Total Oil, Gas & Consumable Fuels				2,196,799
	Trading Companies & Distributors – 0.1%
1,950	AerCap Holdings NV	5.875%	10/10/79	BB+	1,301,625
	U.S. Agency – 0.6%
5,835	Farm Credit Bank of Texas, 144A, (4)	6.200%	N/A (3)	BBB+	5,287,969
	Wireless Telecommunication Services – 0.4%
2,810	Vodafone Group PLC	7.000%	4/04/79	BB+	3,214,489
	Total $1,000 Par (or similar) Institutional Preferred (cost $591,577,820)				579,112,403

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 46.3% (30.5% of Total Investments)
	Banks – 14.3%
425,616	Citigroup Inc	7.125%	BBB-	$11,636,342
179,775	CoBank ACB, 144A, (5), (7)	6.250%	BBB+	18,157,275
38,725	CoBank ACB, (7)	6.125%	BBB+	3,930,588
93,724	CoBank ACB, (5), (7)	6.200%	BBB+	9,677,003
196,900	Farm Credit Bank of Texas, 144A, (4), (5), (7)	6.750%	Baa1	19,690,000
253,881	Fifth Third Bancorp	6.625%	Baa3	6,778,623
178,757	FNB Corp/PA, (4)	7.250%	Ba1	4,996,258
469,200	Huntington Bancshares Inc/OH	6.250%	Baa3	12,053,748
170,075	KeyCorp	6.125%	Baa3	4,833,532
72,962	People's United Financial Inc	5.625%	BB+	1,860,531
469,596	Regions Financial Corp, (4)	6.375%	BB+	12,716,659
83,900	Regions Financial Corp	5.700%	BB+	2,224,189
107,010	Synovus Financial Corp	5.875%	BB-	2,303,925
138,600	US Bancorp	6.500%	A3	3,743,586
68,200	Wells Fargo & Co	4.750%	Baa2	1,628,616

Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
223,777	Western Alliance Bancorp, (4)	6.250%	N/R	$5,748,831
	Total Banks			121,979,706
	Capital Markets – 6.1%
38,261	B Riley Financial Inc, (4)	7.500%	N/R	878,090
104,318	Charles Schwab Corp	6.000%	BBB	2,709,138
79,169	Charles Schwab Corp	5.950%	BBB	2,068,686
53,425	Cowen Inc, (4)	7.350%	N/R	1,223,967
61,600	Goldman Sachs Group Inc	5.500%	Ba1	1,555,400
725,597	Morgan Stanley, (4)	7.125%	BBB-	19,736,238
167,500	Morgan Stanley	6.875%	BBB-	4,524,175
181,500	Morgan Stanley	5.850%	BBB-	4,787,970
170,452	Morgan Stanley	6.375%	BBB-	4,576,636
33,745	State Street Corp	5.350%	Baa1	913,815
212,859	Stifel Financial Corp, (4)	6.250%	BB-	5,323,604
145,846	Stifel Financial Corp	6.250%	BB-	3,673,861
	Total Capital Markets			51,971,580
	Consumer Finance – 3.0%
84,573	Capital One Financial Corp, (4)	5.000%	Baa3	1,962,094
782,345	GMAC Capital Trust I, (4)	6.177%	BB-	17,641,880
290,847	Synchrony Financial	5.625%	BB-	6,061,251
	Total Consumer Finance			25,665,225
	Diversified Financial Services – 2.2%
84,200	AgriBank FCB, (5), (7)	6.875%	BBB+	8,420,000
114,400	Equitable Holdings Inc	5.250%	BBB-	2,759,328
284,100	Voya Financial Inc, (5)	5.350%	BBB-	7,341,144
	Total Diversified Financial Services			18,520,472
	Diversified Telecommunication Services – 0.9%
83,500	AT&T Inc, (4)	4.750%	BBB	1,921,335
234,914	Qwest Corp, (4)	6.875%	BBB-	5,558,065
	Total Diversified Telecommunication Services			7,479,400
	Electric Utilities – 0.1%
25,000	Southern Co	6.250%	BBB	641,250
	Food Products – 4.4%
337,011	CHS Inc, (4)	7.875%	N/R	9,075,706
474,506	CHS Inc	7.100%	N/R	12,479,508
468,864	CHS Inc	6.750%	N/R	11,871,637
23,000	Dairy Farmers of America Inc, 144A, (7)	7.875%	BB+	1,955,000

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Food Products (continued)
24,500	Dairy Farmers of America Inc, 144A, (7)	7.875%	BB+	$2,082,500
	Total Food Products			37,464,351
	Insurance – 11.2%
274,600	American Equity Investment Life Holding Co	5.950%	BB	6,378,958
302,283	Argo Group US Inc, (4)	6.500%	BBB-	7,617,532
347,928	Aspen Insurance Holdings Ltd, (5)	5.950%	Baa3	8,419,858
66,100	Aspen Insurance Holdings Ltd	5.625%	Baa3	1,578,468
559,400	Athene Holding Ltd, (4)	6.350%	BBB-	13,576,638
117,200	Axis Capital Holdings Ltd	5.500%	BBB	2,885,464
68,900	Delphi Financial Group Inc, (5), (7)	3.582%	BBB	1,515,800
457,045	Enstar Group Ltd, (4), (5)	7.000%	BB+	11,366,709
228,790	Globe Life Inc, (4)	6.125%	BBB+	6,163,603
255,780	Hartford Financial Services Group Inc, (4)	7.875%	Baa2	6,839,557
219,645	Maiden Holdings North America Ltd	7.750%	N/R	4,614,741
76,400	National General Holdings Corp	7.500%	N/R	1,761,020
180,564	National General Holdings Corp	7.500%	N/R	4,080,746
88,895	National General Holdings Corp, (4)	7.625%	N/R	2,204,596
166,820	PartnerRe Ltd, (4)	7.250%	BBB	4,307,292
113,445	Reinsurance Group of America Inc, (4)	6.200%	BBB+	2,873,562
347,400	Reinsurance Group of America Inc, (4)	5.750%	BBB+	8,865,648
	Total Insurance			95,050,192
	Internet & Direct Marketing Retail – 0.1%
36,803	eBay Inc	6.000%	BBB+	957,614
	Multi-Utilities – 0.9%
271,210	Algonquin Power & Utilities Corp	6.200%	BB+	7,412,169
	Oil, Gas & Consumable Fuels – 0.7%
136,600	NuStar Energy LP	8.500%	B1	2,363,180
72,929	NuStar Energy LP	7.625%	B1	1,174,157
116,117	NuStar Logistics LP	7.953%	B1	2,215,512
	Total Oil, Gas & Consumable Fuels			5,752,849
	Thrifts & Mortgage Finance – 1.1%
103,924	Federal Agricultural Mortgage Corp	6.000%	N/R	2,635,513
269,770	New York Community Bancorp Inc	6.375%	Ba2	6,730,761
	Total Thrifts & Mortgage Finance			9,366,274
	Trading Companies & Distributors – 0.2%
104,800	Air Lease Corp	6.150%	BB+	1,888,496
	Wireless Telecommunication Services – 1.1%
369,965	United States Cellular Corp	7.250%	Ba1	9,186,231
	Total $25 Par (or similar) Retail Preferred (cost $402,225,672)			393,335,809

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 25.0% (16.4% of Total Investments) (8)
	Banks – 18.9%
$2,025	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A, (4)	6.750%	N/A (3)	Baa2	$2,171,813
4,415	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	BB+	4,012,131
7,840	Banco Bilbao Vizcaya Argentaria SA, (4)	6.125%	N/A (3)	BB+	6,879,600
2,310	Banco Mercantil del Norte SA/Grand Cayman, 144A, (4)	7.625%	N/A (3)	Ba2	1,859,550
4,600	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	4,479,250
1,870	Barclays PLC	8.000%	N/A (3)	BBB-	1,865,325
7,320	Barclays PLC	7.750%	N/A (3)	BBB-	7,063,800
6,675	Barclays PLC, Reg S	7.875%	N/A (3)	BBB-	6,608,250
5,745	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB	5,709,094
1,000	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB-	1,042,500
9,645	BNP Paribas SA, Reg S, 144A	7.375%	N/A (3)	BBB-	10,018,744
7,255	Credit Agricole SA, 144A, (5)	7.875%	N/A (3)	BBB	7,708,437
10,940	Credit Agricole SA, 144A, (5)	8.125%	N/A (3)	BBB	12,143,400
10,724	HSBC Holdings PLC	6.375%	N/A (3)	BBB	10,650,219
2,405	HSBC Holdings PLC	6.000%	N/A (3)	BBB	2,360,904
3,210	ING Groep NV	6.500%	N/A (3)	BBB	3,182,715
5,285	ING Groep NV	5.750%	N/A (3)	BBB	5,086,812
2,600	ING Groep NV, Reg S	6.875%	N/A (3)	BBB	2,593,500
4,940	Intesa Sanpaolo SpA, 144A, (4)	7.700%	N/A (3)	BB-	4,594,200
13,410	Lloyds Banking Group PLC, (4)	7.500%	N/A (3)	Baa3	13,141,800
3,010	Lloyds Banking Group PLC	7.500%	12/27/68	Baa3	2,979,900
3,350	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	3,232,750
3,845	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	3,869,031
4,590	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	BBB-	4,774,748
5,515	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	BBB-	5,625,300
6,886	Societe Generale SA, 144A, (5)	7.875%	N/A (3)	BBB-	6,752,549
3,961	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	3,715,933
2,325	Societe Generale SA, 144A	8.000%	N/A (3)	BB+	2,359,875
1,725	Societe Generale SA, 144A	7.375%	4/04/69	BB+	1,619,344
4,905	Standard Chartered PLC, 144A, (4)	7.500%	N/A (3)	BBB-	4,934,430
1,815	Standard Chartered PLC, 144A	7.750%	N/A (3)	BBB-	1,837,688
6,060	UniCredit SpA, Reg S	8.000%	N/A (3)	BB-	5,489,802
162,201	Total Banks				160,363,394
	Capital Markets – 5.8%
3,925	Credit Suisse Group AG, 144A, (5)	7.500%	N/A (3)	BB+	4,145,781
8,430	Credit Suisse Group AG, 144A, (5)	7.500%	N/A (3)	BB+	8,514,300
6,045	Credit Suisse Group AG, 144A	6.375%	N/A (3)	BB+	5,954,325
8,534	Credit Suisse Group AG, 144A, (4)	7.250%	N/A (3)	BB+	8,512,665
4,010	UBS Group AG, 144A	7.000%	N/A (3)	BBB	4,125,087

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
$4,695	UBS Group AG, Reg S	6.875%	N/A (3)	BBB	$4,853,456
12,310	UBS Group AG, Reg S	7.000%	2/19/69	BBB	13,200,752
47,949	Total Capital Markets				49,306,366
	Equity Real Estate Investment Trust – 0.3%
2,505	ING Groep NV, Reg S	6.750%	4/16/69	BBB	2,454,900
$212,655	Total Contingent Capital Securities (cost $217,545,745)				212,124,660

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 7.5% (5.0% of Total Investments)
	Air Freight & Logistics – 0.4%
$3,153	XPO Logistics Inc, 144A, (4)	6.500%	6/15/22	BB-	$3,165,612
	Automobiles – 0.3%
475	Ford Motor Co	8.500%	4/21/23	BBB-	470,250
2,275	Ford Motor Co	7.450%	7/16/31	BBB-	1,899,625
2,750	Total Automobiles				2,369,875
	Chemicals – 0.2%
474	Blue Cube Spinco LLC	9.750%	10/15/23	BB	494,145
1,300	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	1,142,661
1,774	Total Chemicals				1,636,806
	Diversified Financial Services – 0.4%
7,336	ILFC E-Capital Trust II, 144A	3.270%	12/21/65	BB+	3,649,660
	Entertainment – 1.1%
11,350	Liberty Interactive LLC, (4)	8.500%	7/15/29	BB	9,761,000
	Food & Staples Retailing – 0.7%
5,175	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A, (4)	7.500%	3/15/26	BB-	5,653,687
	Health Care Equipment & Supplies – 1.2%
9,181	Avantor Inc, 144A, (4)	9.000%	10/01/25	BB	9,956,794
	Media – 0.8%
1,125	Altice Financing SA, 144A	7.500%	5/15/26	B	1,175,625
4,725	ViacomCBS Inc, (4)	6.875%	4/30/36	BBB	5,628,729
5,850	Total Media				6,804,354
	Multiline Retail – 0.3%
2,650	Nordstrom Inc, 144A, (4)	8.750%	5/15/25	Baa2	2,843,532

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels – 0.6%
$4,960	Enviva Partners LP / Enviva Partners Finance Corp, 144A, (4)	6.500%	1/15/26	BB-	$5,195,600
	Semiconductors & Semiconductor Equipment – 0.6%
4,923	Amkor Technology Inc, 144A, (4)	6.625%	9/15/27	BB	5,058,383
	Technology Hardware, Storage & Peripherals – 0.3%
2,500	Dell International LLC / EMC Corp, 144A	6.200%	7/15/30	BBB-	2,764,954
	Wireless Telecommunication Services – 0.6%
5,000	T-Mobile USA Inc	6.375%	3/01/25	BB+	5,131,250
$66,602	Total Corporate Bonds (cost $68,644,709)				63,991,507

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.1% (0.7% of Total Investments)
	Electric Utilities – 0.5%
90,000	Southern Co	6.750%	BBB	$4,260,600
	Multi-Utilities – 0.6%
50,000	Sempra Energy	6.750%	N/R	5,065,500
	Total Convertible Preferred Securities (cost $9,255,321)			9,326,100
	Total Long-Term Investments (cost $1,289,249,267)			1,257,890,479

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.8% (2.5% of Total Investments)
	REPURCHASE AGREEMENTS – 3.8% (2.5% of Total Investments)
$32,507	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $32,507,123, collaterized by $31,545,000 U.S. Treasury Notes, 1.500%, due 10/31/24, value $33,161,681	0.000%	5/01/20	$32,507,123
	Total Short-Term Investments (cost $32,507,123)			32,507,123
	Total Investments (cost $1,321,756,390) – 151.8%			1,290,397,602
	Borrowings – (42.8)% (9), (10)			(364,310,000)
	Reverse Repurchase Agreements – (7.6)% (11)			(65,000,000)
	Other Assets Less Liabilities – (1.4)% (12)			(10,799,219)
	Net Assets Applicable to Common Shares – 100%			$850,288,383

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(263)	6/20	$(36,573,438)	$(34,893,280)	$(1,680,158)	$(24,656)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$277,500,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(31,823,414)	$(31,823,414)
Morgan Stanley Capital Services LLC	48,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(7,468,918)	(7,468,918)
Total	$325,500,000								$(39,292,332)	$(39,292,332)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$579,112,403	$ —	$579,112,403
$25 Par (or similar) Retail Preferred	327,907,643	65,428,166	—	393,335,809
Contingent Capital Securities	—	212,124,660	—	212,124,660
Corporate Bonds	—	63,991,507	—	63,991,507
Convertible Preferred Securities	9,326,100	—	—	9,326,100
Short-Term Investments:
Repurchase Agreements	—	32,507,123	—	32,507,123
Investments in Derivatives:
Futures Contracts*	(1,680,158)	—	—	(1,680,158)
Interest Rate Swaps*	—	(39,292,332)	—	(39,292,332)
Total	$335,533,585	$913,871,527	$ —	$1,249,425,112

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $243,685,351 have been pledged as collateral for reverse repurchase agreements.
(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $263,674,512.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	Borrowings as a percentage of Total Investments is 28.2%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $811,390,692 have been pledged as collateral for borrowings.
(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 5.0%.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.